Operating segments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of detailed information about reportable segments [text block]
Below is the information related to each reportable segment. Performance is measured based on each segment’s income before taxes, in the same manner as it is included in management reports that are regularly reviewed by the Company’s Board of Directors.

a)	Operating segment information

	Year ended December 31, 2017
	Poultry	Other	Total
Net revenues	$52,479,393	5,570,632	58,050,025
Cost of sales	42,767,202	4,735,757	47,502,959
Gross profit	9,712,191	834,875	10,547,066
Finance income	943,477	144,164	1,087,641
Finance costs	295,011	45,080	340,091
Income before taxes	5,522,187	516,692	6,038,879
Income taxes	958,201	126,243	1,084,444
Net income attributable to controlling interest	4,558,370	389,872	4,948,242
Property, plant and equipment, net	15,464,404	1,855,637	17,320,041
Goodwill	1,543,078	88,016	1,631,094
Intangible assets	1,040,042	-	1,040,042
Total assets	45,165,551	5,391,838	50,557,389
Total liabilities	13,525,194	1,354,267	14,879,461
Purchases of property, plant and equipment	3,154,390	358,988	3,513,378
Depreciation and amortization	982,019	93,769	1,075,788

	Poultry revenues	Other revenues
Total revenue	$52,484,264	5,616,254
Intersegments	(4,871)	(45,622)
Net revenues	$52,479,393	5,570,632

	Year ended December 31, 2016
	Poultry	Other	Total
Net revenues	$46,852,482	5,167,821	52,020,303
Cost of sales	38,285,367	4,349,704	42,635,071
Gross profit	8,567,116	818,116	9,385,232
Finance income	840,640	128,534	969,174
Finance costs	149,319	22,835	172,154
Income before taxes	5,077,042	517,554	5,594,596
Income taxes	1,494,918	148,515	1,643,433
Net income attributable to controlling interest	3,578,049	368,585	3,946,634
Property, plant and equipment, net	13,478,294	1,602,811	15,081,105
Goodwill	396,861	88,016	484,877
Total assets	40,035,990	5,054,476	45,090,466
Total liabilities	11,909,391	1,464,901	13,374,292
Purchases of property, plant and equipment	2,226,493	233,251	2,459,744
Depreciation and amortization	840,624	85,124	925,748

	Poultry revenues	Other revenues
Total revenue	$46,856,888	5,214,481
Intersegments	(4,406)	(46,660)
Net revenues	$46,852,482	5,167,821

	Year ended December 31, 2015
	Poultry	Other	Total
Net revenues	$41,789,451	4,439,598	46,229,049
Cost of sales	32,906,801	3,940,707	36,847,508
Gross profit	8,882,649	498,892	9,381,541
Income before taxes	5,196,883	303,197	5,500,080
Income taxes	1,590,892	89,668	1,680,560
Net income attributable to controlling interest	3,599,728	213,112	3,812,840
Property, plant and equipment, net	11,805,132	1,382,999	13,188,131
Goodwill	366,280	88,015	454,295
Total assets	36,085,954	4,360,624	40,446,578
Total liabilities	11,325,636	1,341,564	12,667,200
Purchases of property, plant and equipment	1,646,968	177,541	1,824,509
Depreciation and amortization	694,502	74,768	769,270

	Poultry revenues	Other revenues
Total revenue	$41,796,064	4,484,348
Intersegments	(6,613)	(44,750)
Net revenues	$41,789,451	4,439,598

Disclosure of detailed information about revenue classified based on geographical location [text block]
When submitting information by geographic area, revenue is classified based on the geographic location where the Company’s customers are located. Segment assets are classified in accordance with their geographic location. Geographical information for the “Others” segment is not included below because the operations are carried out entirely within Mexico.

	Year ended December 31, 2017
	Domestic poultry	Foreign poultry	Operations between geographical segments	Total
Net revenues	$36,013,268	16,533,664	(67,539)	52,479,393
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	899,691	717,812	-	1,617,503
Property, plant and equipment, net	12,143,632	3,320,772	-	15,464,404
Goodwill	212,833	1,330,245	-	1,543,078
Intangible assets	-	1,040,042	-	1,040,042

	Year ended December 31, 2016
	Domestic poultry	Foreign poultry	Operations between geographical segments	Total
Net revenues	$33,414,262	13,496,189	(57,969)	46,852,482
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	902,662	765,881	-	1,668,543
Property, plant and equipment, net	10,481,074	2,997,221	-	13,478,294
Goodwill	212,833	184,028	-	396,861

	Year ended December 31, 2015
	Domestic poultry	Foreign poultry	Operations between geographical segments	Total
Net revenues	$30,686,151	11,159,936	(56,637)	41,789,451
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	795,157	638,974	-	1,434,131
Property, plant and equipment, net	9,682,701	2,122,431	-	11,805,132
Goodwill	212,833	153,447	-	366,280